Net Operating Revenue - Schedule of Deferred Revenue Activity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Revenue Activity [Abstract]
Balance beginning	R$ 3,145	R$ 3,821	R$ 4,368
Balance ending	3,739	3,145	3,821
Increase in deferred revenue in the current year	24,095	9,845	9,566
Revenue recognized during the current year	R$ (23,501)	R$ (10,521)	R$ (10,113)